Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Central Mare [Member]
Fees charged	$ 1,183	$ 1,200
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Fees charged	1,200	1,200
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Fees charged	(17)
Central Shipping Monaco SAM [Member]
Fees charged	4,625	3,462
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged		34
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Fees charged	1,159	1,081
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	27	8
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	15	15
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Fees charged	43	43
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Fees charged	113	88
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Deferred Charges [Member]
Fees charged	24
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Vessels, Net [Member]
Fees charged	1,749	707
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Fees charged	245	236
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Fees charged	$ 1,250	$ 1,250